Additional Information to the Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 68,332	$ 57,851	$ 29,372
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,632	23,128	17,170
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,350	12,037	8,595
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,681	6,621
Holland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,740	5,836
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	500		2,947
Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,967	1,494
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,395	4,212
Other States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,067	$ 4,523	$ 660